OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	£ 421	£ 602
Total loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	322	355
Total loans and advances to customers | Loans to housing associations
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	4	8
Total loans and advances to customers | Other loans
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	318	347
Debt securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	56	168
Other debt instruments
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	36	49
Equity securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt securities	£ 7	£ 30